Commitments and Contingencies (Details Narrative) - USD ($)											12 Months Ended
	Apr. 05, 2021	Apr. 05, 2021	Mar. 18, 2021	Feb. 25, 2021	Feb. 24, 2021	Jan. 21, 2021	Apr. 14, 2020	Feb. 12, 2020	Jul. 02, 2019	Jun. 06, 2018	Dec. 31, 2020	Aug. 01, 2020	Dec. 31, 2019
Operating leases, rent expense											$ 368,029		$ 451,711
Operating lease liabilities											155,490
Right of use assets, net											153,034		732,100
Cash outflows relating to operating lease liabilities											345,628		307,478
Expense for right of use assets											261,815		295,106
Gain (loss) on termination of lease											$ 27,129		0
Weighted-average remaining term											1 year 7 months 6 days
Weighted-average discount rate											4.00%
Operating leases, rent expense, sublease rentals											$ 102,815		$ 102,815
Bankruptcy description											On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the "Bankruptcy Code"). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.
Settlement Agreement [Member] | Subsequent Event [Member]
Commitment description	Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.
Clearwater, Florida [Member]
Lease expiration date												Jul. 31, 2022
Operating leases, rent expense, minimum rentals												$ 5,994
Operating leases, future minimum payments due												$ 137,836
Bethlehem, Pennsylvania [Member]
Lease expiration date									Jul. 31, 2022
Operating leases, rent expense, minimum rentals									$ 2,415
Operating leases, future minimum payments due									$ 89,000
Best Party Concepts, LLC [Member]
Lease expiration date										May 30, 2020
Oceanside Traders, LLC [Member]
Legal settlement amount							$ 440,383
Oceanside Traders, LLC [Member] | Plaintiff for Goods Sold [Member]
Legal settlement amount							141,007
Oceanside Traders, LLC [Member] | Overpayments [Member]
Legal settlement amount							138,180
Oceanside Traders, LLC [Member] | Lost Profits [Member]
Legal settlement amount							$ 161,196
Oceanside Traders, LLC [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Loss contingency damages sought, value				$ 150,000	$ 150,000
Commitment description					Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount								$ 50,000
Rosenberg Fortuna & Laitman LLP [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Commitment description		Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made payment in the amount of $25,000 on April 8, 2021.
CBAVI, LLC [Member] | Subsequent Event [Member]
Commitment description			The court entered an order approving the sale of the CBAV1 Assets to the winning bidder at the auction for the total sum of $3,000,000 US, which includes a cash payment at closing in the amount of $2,650,000 US and additional payments in the amounts of $150,000 US on April 15, 2022 and $200,000 US on April 15, 2023.
CBAVI, LLC [Member] | Asset Purchase Agreement [Member] | Subsequent Event [Member]
Purchase of asset						$ 2,250,000